Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies
Lease expense	$ 14,400	$ 15,500	$ 14,900
Operating lease commitments
Total	32,804
Less than One Year	7,217
One to Three Years	13,127
Three to Five Years	12,460
More than Five Years	0
Purchase commitments
Total	227,247
Less than One Year	185,615
One to Three Years	41,517
Three to Five Years	115
More than Five Years	$ 0
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item	0